PARTNERSHIP CAPITAL (Tables)	6 Months Ended
Jun. 30, 2026
Equity [abstract]
Disclosure of classes of share capital	Special General and Limited Partnership Capital

	Special General Partner Units
US$ MILLIONS, EXCEPT UNIT INFORMATION	As of and for the six-month period ended June 30, 2026		As of and for the 12-month period ended December 31, 2025
	Carrying Value	Units	Carrying Value	Units
Opening balance	$19	2,400,631	$19	2,400,631
Ending balance	$19	2,400,631	$19	2,400,631

	Limited Partnership Units
US$ MILLIONS, EXCEPT UNIT INFORMATION	As of and for the six-month period ended June 30, 2026		As of and for the 12-month period ended December 31, 2025
	Carrying Value	Units	Carrying Value	Units
Opening balance	$6,199	460,488,788	$6,210	461,855,350
Unit issuance	6	164,207	11	330,047
Units repurchased and cancelled	(40)	(2,982,920)	(25)	(1,877,183)
Conversions	—	38,379	3	180,574
Ending balance	$6,165	457,708,454	$6,199	460,488,788
Non-controlling interest – Redeemable Partnership Units held by Brookfield

US$ MILLIONS, EXCEPT UNIT INFORMATION	As of and for the six-month period ended June 30, 2026		As of and for the 12-month period ended December 31, 2025
	Carrying Value	Units	Carrying Value	Units
Opening balance	$2,628	190,299,956	$2,628	190,299,956
Ending balance	$2,628	190,299,956	$2,628	190,299,956
Non-controlling interest – BIPC exchangeable shares and class A.2 exchangeable shares

US$ MILLIONS, EXCEPT UNIT INFORMATION	As of and for the six-month period ended June 30, 2026		As of and for the 12-month period ended December 31, 2025
	Carrying Value	Shares(1)	Carrying Value	Shares
Opening balance	$2,554	132,994,956	$2,514	132,051,909
Share issuance	139	2,982,920	38	833,272
Conversions	1	40,299	2	109,775
Ending balance	$2,694	136,018,175	$2,554	132,994,956
1.Includes 123,005,386 (December 31, 2025: 119,982,167) BIPC exchangeable shares and 13,012,789 (December 31, 2025: 13,012,789) class A.2 exchangeable shares.
Non-controlling interest – Exchangeable Units

US$ MILLIONS, EXCEPT UNIT INFORMATION	As of and for the six-month period ended June 30, 2026		As of and for the 12-month period ended December 31, 2025
	Carrying Value	Units	Carrying Value	Units
Opening balance	$384	5,447,803	$388	5,738,152
Conversions	(1)	(78,678)	(4)	(290,349)
Ending balance(1)	$383	5,369,125	$384	5,447,803
1.Includes non-controlling interest attributable to Exchange LP unitholders and BIPC exchangeable LP unitholders.
(e) Non-controlling interest - Perpetual Subordinated Notes

	Perpetual Subordinated Notes
US$ MILLIONS, EXCEPT UNIT INFORMATION	As of and for the six-month period ended June 30, 2026	As of and for the 12-month period ended December 31, 2025
Opening balance	$293	$293
Ending balance	$293	$293
Preferred Unitholders’ Capital

US$ MILLIONS, EXCEPT UNIT INFORMATION	As of and for the six-month period ended June 30, 2026		As of and for the 12-month period ended December 31, 2025
	Carrying Value	Units	Carrying Value	Units
Opening balance	$729	33,922,785	$918	43,901,312
Repurchased and cancelled	—	—	(189)	(9,978,527)
Ending balance	$729	33,922,785	$729	33,922,785